Accounting for Derivative Instruments and Hedging Activities Contractual Contingent Liability (Detail) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014
Electric portfolio [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value			$ 0
Fair Value Liability	[1]	$ 94,145	(106,356)
Additional Collateral, Aggregate Fair Value		$ 27,360	$ 37,398
Electric portfolio [Member] | External Credit Rating, Investment Grade [Member]
Derivative [Line Items]
Derivative, Credit Risk Exposure, Percentage		99.80%	99.30%
Electric portfolio [Member] | External Credit Rating, Non Investment Grade [Member]
Derivative [Line Items]
Derivative, Credit Risk Exposure, Percentage		0.20%	0.70%
Electric portfolio [Member] | Credit Rating [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	[2]		$ 0
Fair Value Liability	[1],[2]	$ 27,360	(37,398)
Additional Collateral, Aggregate Fair Value	[2]	27,360	37,398
Electric portfolio [Member] | Requested credit for adequate assurance [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value			0
Fair Value Liability	[1]	66,785	(66,468)
Additional Collateral, Aggregate Fair Value			0
Electric portfolio [Member] | Forward Value Of Contract [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	[3]		0
Fair Value Liability	[1],[3]		(2,490)
Additional Collateral, Aggregate Fair Value	[3]		0
Natural gas portfolio [Member] | Credit Rating [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value		$ 1,000	$ 1,000

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.